Segment information	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Segment information
37.	Segment information

Management defined the Company’s operating segments based on the reports used for strategic decision making, reviewed by the chief operating decision-maker.

The chief operating decision-maker analyzed the business, dividing it geographically and in terms of markets for specific products. From a geographic perspective, Management considers the performance of the operations in Brazil, North America, Latin America, Asia Pacific, Europe and Others.

During the year, as a result of a change in corporate internal structure and the way in which the chief-operating decision-maker allocates resources and reviews businesses performance, the segment of Services & Support was established. Therefore, the segment information is restated as required by IFRS 8 for retrospective disclosure of the new segment.

From a product perspective, the analysis considers the following market segments:

37.1	Commercial aviation business

The Commercial Aviation business mainly involves the development, production and sale of commercial jets and aircraft leases.

•	ERJ 145 family, comprising the ERJ 135, ERJ 140 and ERJ 145 jets, certified to operate with 37, 44 and 50 seats, respectively.

•

EMBRAER 170/190 family, comprising the EMBRAER 170, a 70-seat jet, EMBRAER 175, a 76-seat jet, EMBRAER 190, a 100-seat jet and the EMBRAER 195, a 108-seat jet. The EMBRAER 170 model has been operating commercially since 2004, the EMBRAER 175 and EMBRAER 190 models started commercial operations in 2006, and the EMBRAER 195 model in 2007.

•

E-Jets E2, the second generation of the E-Jets family of commercial aircraft, consists of three new aircraft—E175-E2 with capacity of up to 88 seats, E190-E2 with up to 106 seats and E195-E2, with up to 132 seats in a typical single-class configuration. The E190-E2 started commercial operations inn the first half of 2018. The E195-E2 is scheduled to enter service in 2019 and the E175-E2 in 2021.

37.2	Defense and security business

The defense and security business operations mainly involve research, development, production, modification and support for military defense and security aircraft, as well as a wide range of products and integrated solutions that include radars, special space systems (satellites) and advanced information and communications systems, such as Command, Control, Communications, Computer, Intelligence, Surveillance and Reconnaissance, or C4ISR systems.

The expansion and diversification of the portfolio, previously focused on military aircraft, was facilitated by a strategy of partnerships, acquisitions and organic growth.

The Company’s principal customer is currently the Brazilian Defense Ministry and, in particular, the Brazilian Air Force, although the diversification of the portfolio has resulted in a corresponding diversification of customers: the Brazilian Army and Navy and the Communications Ministry, as well as a growing international presence of our products and solutions.

The main products of the Defense and Security portfolio are as follows

•

Light Attack and Advanced Training Aircraft (Super Tucano) – the Super Tucano is a military turboprop that combines training and operational capacities with low acquisition and operating costs. The Super Tucano has the operational capacities for frontier surveillance, proximity aerial support and counter insurgence missions (COIN).

•

Aircraft Modernization – The Company offers aircraft upgrade services and currently operates four contracted programs. The first, known as F-5BR, is focused on the structural and electronic upgrading of the Brazilian Air Force’s F-5 jet. The second, A-1M, concerns upgrading of the AMX, an advanced ground attack jet, for the Brazilian Air Force. The third program, contracted by the Brazilian Navy, is for the revitalization and incorporation of new technologies to the A-4 Skyhawk aircraft (denominated AF-1 by the customer). In the fourth program, with the Brazilian Air Force, the Company was contracted to upgrade the EMB 145 AEW&C aircraft.

•

The ISR family (Intelligence, Surveillance and Reconnaissance), based on the ERJ 145 platform, includes the EMB 145 AEW&C – Anticipated Aerial Alert and Control, EMB 145 Multi Intel – Remote Sensing and Air-Ground Surveillance and EMB 145 MP – Sea Patrol and Anti Submarine War models. Originally developed to serve the SIVAM program, versions have been ordered by the Greek, Mexican and Indian governments.

•

KC-390 is a joint project between the Brazilian Air Force and Embraer to develop and produce tactical military transportation and aerial refueling and represents a significant advance in terms of technology and innovation for the airspace industry. The aircraft is designed to establish new standards in its category, with lower operating costs and the flexibility to execute a variety of missions, including troop carriage and transportation, air delivery, aerial refueling, search and rescue and aerial fire-fighting and combat.

•

Transportation of Authorities and Special Missions – Derived from the commercial and executive aircraft platforms, these are aircraft used to transport government authorities or to carry out special missions.

•

Radars – solutions offered through Bradar, a technology-based industry specialized in developing and producing radars for Remote Sensing and Defense, include radar for anti-aircraft artillery, surveillance of terrestrial activity, military and civil air traffic control, a communications intelligence system and synthetic aperture radar for cartography and precision monitoring services.

•

Software and Systems Development – combining the expertise of Atech – Negócios em Tecnologia S.A. and investments by Embraer in system development and integration, provides specialized engineering services for the development, installation, revitalization and maintenance of critical control, defense and monitoring systems, as well as the machinery and equipment required for the services.

•

Frontier monitoring and protection of strategic structures – Based on its experience in systems integration, and through its wholly owned subsidiary Savis, Embraer is dedicated to developing, designing, certifying, producing, integrating and implementing systems and services in the field of frontier monitoring and control and protection of critical infra-structures.

•

Satellites - Visiona Space Technology, a joint venture between Embraer and Telebrás, was hired to provide and integrate the Brazilian Geostationary Defense and Communications Satellite system (SGDC), to meet the satellite communications requirements of the Brazilian government, including the National Broadband Program and a wide range of strategic defense transmissions, as well as the assimilation of technologies, marking Embraer’s presence in this market. Also provides services of supply and analysis of satellite images with the objective of developing major sensing projects in Brazil and neighboring countries.

37.3	Executive Jet business

Executive Jets market operations comprise the development, production and sale of executive jets and the provision of support services, and leases of the following product lines:

•	Legacy 600 and Legacy 650 - executive jets in the super midsize and large categories, deliveries of which started in 2002 and 2010, respectively.

•	Legacy 450 and Legacy 500- executive jets in the Midlight and Midsize categories, deliveries of which started in 2014 and 2015, respectively.

•	Phenom family - executive jets in the Entry Jet and Light Jet categories, respectively. The first deliveries of the Phenom 100 were made in 2008, and deliveries of the Phenom 300 started in 2009.

•	Lineage 1000 - an ultra-large executive jet. Deliveries of this model started in 2009.

•	Praetor 500 and Praetor 600 - most disruptive executive jets in the Midsize and Super Midsize categories, introduced in Q4 2018 with deliveries starting in 2nd half 2019.
37.4	Service & Support

Segment created to strengthen Embraer’s know-how and provide the best after-service solutions and support to its customers through a comprehensive portfolio of innovative and competitive solutions to ensure operational efficiency of products manufactured by Embraer and by other aircraft manufacturers, extending the useful life of commercial, executive and defense aircraft.

In addition to its experience in proposing support solutions to customers, OGMA (Embraer’s subsidiary in Portugal) offers MRO (Maintenance, Repair and Overhaul) services for a wide range of commercial, executive and defense aircraft, aircraft components and engines and also it is a significant supplier of steel and composite aviation structures to several aircraft manufacturers.

The services and support segment consists of 6 macro processes:

•

Capture customer needs and develop integrated support and services solutions: To develop integrated and competitive support solutions, technical services, materials, or MRO activities that meet the needs and expectations of Embraer customers.

•

Sell and administrate support and services solution: To sell integrated and competitive technical support, service solutions, materials, or MRO activities, and administer support and service contracts.

•

Deliver Material Solutions: To provide parts to customers, by direct sale or availability through special programs, manage component repair, provide inventory management services and advice on inventory formation, etc.

•

Deliver Technical Solutions: To provide technical, operational and maintenance support to customers fleets with services such as providing training for pilots and commissioners, aircraft modification and enhancement projects, review of technical, operational and maintenance publications, and sustaining digital solutions.

•	Deliver MRO Solutions: To provide maintenance services for aircraft, engines and landing gear (scheduled and unscheduled), aircraft modernization and component repair.

•	Monitor and ensure operational excellence and customer relationship excellence:

To guarantee the operational excellence of Materials, Technique and MRO Solutions, through maintaining accountability of the operational leadership and the support areas, consistent monitoring of operational KPIs, reviewing customer satisfaction through MFA practices, maintaining customer relationships with CRM and operational areas that directly interface with the customers.

37.5	Other

Operations in this segment relate to the supply of structural parts and mechanical and hydraulic systems, and production of agricultural crop-spraying aircraft.

Consolidated statements of income data by operating segment – year ended December 31, 2018:

	Commercial Aviation	Defense and Security (i)	Executive Jets	Service and Support	Other	Total reportable Segments	Unallocated	Total
Revenue	2,358.3	612.1	1,104.3	980.8	15.6	5,071.1	—	5,0711
Cost of sales and services	(1,976.7)	(702.3)	(914.0)	(689.0)	(21.1)	(4,303.1)	—	(4,303.1)
Gross profit	381.6	(90.2)	190.3	291.8	(5.5)	768.0	—	768.0
Gross profit %	16.2%	-14.7%	17.2%	29.8%	-35.3%	15.1%		15.1%
Operating income (expense)	(229.1)	(93.0)	(235.0)	(168.7)	(6.9)	(732.7)	—	(732.7)
Operating profit before financial income (expense)	152.5	(183.2)	(44.7)	123.1	(12.4)	35.3	—	35.3
Financial income (expense), net							(171.5)	(171.5)
Foreign exchange gain (loss), net							—	—
Profit before taxes on income								(136.2)
Income tax expense							(35.0)	(35.0)

Net income								(171.2)

(i)	The results of the Defense and Security segment include the negative impact of special non-recurring items of US$ 127.2 as described in Note 3.1.

In the Commercial Aviation segment, one customer individually contributed a 17,9% share of net revenue in 2018 with an approximate value of US$ 907.2

Revenue by geographic area – year ended December 31, 2018:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total
North America	1,449.4	145.7	936.7	422.2	5.0	2,959.0
Europe	519.1	122.8	127.4	196.7	—	966.0
Asia Pacific	324.1	1.6	1.6	104.7	—	432.0
Latin America, except Brazil	11.9	68.3	22.5	47.3	—	150.0
Brazil	0.2	258.9	16.1	157.2	10.6	443.0
Other	53.6	14.8	—	52.7	—	121.1

Total	2,358.3	612.1	1,104.3	980.8	15.6	5,071.1

Assets by operating segment - year ended December 31, 2018:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total reportable Segments	Unallocated	Total
Trade accounts receivable	5.8	111.2	1.3	192.2	7.5	318.0	—	318.0
Property, plant and equipment	688.8	295.6	544.0	435.6	0.7	1,964.7	—	1,964.7
Intangible assets	862.5	11.0	829.0	—	78.4	1,780.9	117.9	1,898.8

Total	1,557.1	417.8	1,374.3	627.8	86.6	4,063.6	117.9	4,181.5

Assets by geographic area - year ended December 31, 2018:

	North America	Europe	Asia Pacific	Brazil	Total
Trade accounts receivable	83.9	106.4	8.8	118.9	318.0
Property, plant and equipment	351.1	501.6	57.1	1,054.9	1,964.7
Intangible assets	53.6	5.7	—	1,839.5	1,898.8

Total	488.6	613.7	65.9	3,013.3	4,181.5

Consolidated statements of income data by operating segment – year ended December 31, 2017 Restated):

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total reportable Segments	Unallocated	Total
Revenue	2,771.4	853.7	1,280.3	922.2	31.8	5,859.4	—	5,859.4
Cost of sales and services	(2,178.1)	(792.9)	(1,126.4)	(640.3)	(26.4)	(4,764.1)	—	(4,764.1)
Gross profit	593.3	60.8	153.9	281.9	5.4	1,095.3	—	1,095.3
Gross profit %	21.4%	7.1%	12.0%	30.6%	17.0%	18.7%		18.7%
Operating income (expense)	(230.5)	(109.5)	(206.0)	(177.0)	(13.9)	(736.9)	(16.5)	(753.4)
Operating profit before financial income (expense)	362.8	(48.7)	(52.1)	104.9	(8.5)	358.4	(16.5)	341.9
Financial income (expense), net							(40.6)	(40.6)
Foreign exchange gain (loss), net							6.6	6.6
Loss before taxes on income								307.9
Income tax expense							(27.9)	(27.9)

Net income								280.0

Revenue by geographic area – year ended December 31, 2017 (Restated):

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total
North America	1,795.5	93.3	1,006.8	421.0	21.3	3,337.9
Europe	200.1	133.5	161.7	196.3	—	691.6
Asia Pacific	670.3	13.7	94.1	81.4	—	859.5
Latin America, except Brazil	0.5	5.4	0.6	45.1	—	51.6
Brazil	0.9	587.1	17.1	133.3	10.5	748.9
Other	104.1	20.7	—	45.1	—	169.9

Total	2,771.4	853.7	1,280.3	922.2	31.8	5,859.4

Assets by operating segment - year ended December 31, 2017 (Restated):

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total reportable Segments	Unallocated	Total
Trade accounts receivable	2.7	22.9	6.8	256.3	8.2	296.9	—	297.0
Property, plant and equipment	781.3	578.4	298.7	445.8	0.7	2,104.9	—	2,104.9
Intangible assets	793.1	5.7	881.9	—	64.9	1,745.6	136.8	1,882.4

Total	1,577.1	607.0	1,187.4	702.1	73.8	4,147.4	136.8	4,284.3

Assets by geographic area - year ended December 31, 2017 (Restated):

	North America	Europe	Asia Pacific	Brazil	Total
Trade accounts receivable	36.8	45.0	3.5	211.7	297.0
Property, plant and equipment	378.0	555.4	56.3	1,115.2	2,104.9
Intangible assets	31.2	6.8	—	1,844.4	1,882.4

Total	446.0	607.2	59.8	3,171.3	4,284.3

Consolidated statements of income data by operating segment – year ended December 31, 2016 (Restated):

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total reportable Segments	Unallocated	Total
Revenue	2,916.9	825.5	1,553.3	882.2	26.0	6,203.9	—	6,203.9
Cost of sales and services	(2,325.3)	(693.6)	(1,343.7)	(601.6)	(17.8)	(4,982.0)	—	(4,982.0)
Gross profit	591.6	131.9	209.6	280.6	8.2	1,221.9	—	1,221.9
Gross profit %	20.3%	16.0%	13.5%	31.8%	31.5%	19.7%	0.0%	19.7%
Operating income (expense)	(210.9)	(87.6)	(172.9)	(188.5)	(3.0)	(662.9)	(345.3)	(1,008.2)
Operating profit before financial income (expense)	380.7	44.3	36.7	92.1	5.2	559.0	(345.3)	213.7
Financial income (expense), net							(37.5)	(37.5)
Foreign exchange gain (loss), net							4.4	4.4
Profit before taxes on income								180.6
Income tax expense							(0.3)	(0.3)

Net income								180.3

Revenue by geographic area – year ended December 31, 2016 (Restated):

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total
North America	2,157.3	166.4	1,147.7	416.6	22.7	3,910.7
Europe	105.1	99.3	158.1	156.0	—	518.5
Asia Pacific	581.6	22.2	98.4	85.0	—	787.2
Latin America, except Brazil	63.9	(0.7)	102.3	45.2	—	210.7
Brazil	(6.9)	479.6	46.7	140.6	3.3	663.3
Other	15.9	58.7	0.1	38.8	—	113.5

Total	2,916.9	825.5	1,553.3	882.2	26.0	6,203.9